INVESTMENTS IN ASSOCIATES (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Apr. 05, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Operating Profit		$ 342,677	$ 328,294	$ 1,156,632
Celulosa Arauco Y Constitucion S A [Member]
Statement [Line Items]
Amount of Investments In Associates Sold	$ 101,972
Operating Profit	$ 18,875